Note 9 - Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
NOTE 9:                      SUBORDINATED DEBENTURES

During 2005, the Company formed two wholly owned grantor trust subsidiaries, Guaranty Statutory Trust I and Guaranty Statutory Trust II, to issue preferred securities representing undivided beneficial interests in the assets of the trusts and to invest the gross proceeds of the preferred securities in notes of the Company.  Trust I issued $5,000,000 of preferred securities and Trust II issued $10,000,000 of preferred securities.  The sole assets of Trust I were originally $5,155,000 aggregate principal amount of the Company’s fixed rate subordinated debenture notes due 2036, which are redeemable beginning in 2011.  The sole assets of Trust II were originally $10,310,000 aggregate principal amount of the Company’s fixed/variable rate subordinated debenture notes due 2036, which are redeemable beginning in 2011.  Trust II subordinated debenture notes bear interest at a fixed rate for five years and thereafter at a floating rate based on LIBOR.  The preferred securities qualify as either Tier I or Tier II capital for regulatory purposes, subject to certain limitations.